Shareholder Report, Average Annual Return (Details) 194684_Themes Cloud Computing ETF_TF_TSR Annual {TF}	12 Months Ended	22 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Themes Cloud Computing ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Themes Cloud Computing ETF
Average Annual Return, Percent	27.35%	21.97%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	17.27%	21.21%
Solactive Cloud Computing Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Solactive Cloud Computing Index
Average Annual Return, Percent	27.86%	22.44%